Net Loss Per Share (Schedule of Net Loss Per Share from Continuing and Discontinued Operations) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Basic and diluted loss per share:	$ (2.1)	$ (3.03)	$ (0.75)